Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001089113
Registrant Name	HSBC HOLDINGS PLC
Registration File Number	333-277306
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES